Commitments and Contingencies - Additional Information (Detail) $ in Thousands, ¥ in Millions	12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Jan. 05, 2017 USD ($)	Jan. 05, 2017 CNY (¥)	Dec. 23, 2016 USD ($)	Dec. 23, 2016 CNY (¥)	Sep. 30, 2016 CNY (¥)	Jun. 22, 2015 CNY (¥)
Commitment And Contingencies [Line Items]
Operating leases rent expenses	$ 6,607	$ 6,857	$ 6,955
Term loan agreement value						$ 14,900			¥ 300.0
Term deposit used as collateral		$ 15,577				$ 1,738	¥ 11.6	¥ 103.6
Term Loan
Commitment And Contingencies [Line Items]
Number of loan agreements						2	2
China Distance Education Limited ("CDEL Hong Kong") | Term Loan
Commitment And Contingencies [Line Items]
Term loan agreement value						$ 29,947
Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology")
Commitment And Contingencies [Line Items]
Term deposit used as collateral				$ 15,301	¥ 101.8	17,540	¥ 116.7
Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology") | Term Loan
Commitment And Contingencies [Line Items]
Term deposit used as collateral						$ 34,855	¥ 231.9